INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2019	2018
Cost:

Know-how and patents	$4,780	$4,194
Technology	7,017	5,873
Customer relationships	1,661	1,582
Backlog	898	858

	14,356	12,507
Accumulated amortization:

Know-how and patents	4,755	4,162
Technology	3,632	2,774
Customer relationships	1,300	1,093
Backlog	897	833

	10,584	8,862

Intangible assets, net	$3,772	$3,645

Schedule of Amortization of Intangible Assets
December 31,

2020	$866
2021	1,068
2022	884
2023	416
2024	274
2025 and thereafter	264

$3,772